Other reserves	6 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Other reserves	Other reserves

	As at 30.06.21	As at 31.12.20
	£m	£m
Currency translation reserve	2,184	2,736
Fair value through other comprehensive income reserve	(68)	244
Cash flow hedging reserve	358	1,181
Own credit reserve	(1,001)	(954)
Other reserves	(24)	(24)
Total	1,449	3,183
Currency translation reserve
The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.
As at 30 June 2021, there was a credit balance of £2,184m (December 2020: £2,736m credit) in the currency translation reserve. The £552m debit movement principally reflects the strengthening of GBP against USD and EUR during the period.
Fair value through other comprehensive income reserve
The fair value through other comprehensive income reserve represents the unrealised change in the fair value through other comprehensive income investments since initial recognition.
As at 30 June 2021, there was a debit balance of £68m (December 2020: £244m credit) in the fair value through other comprehensive income reserve. The loss of £312m is principally driven by a £303m loss from the decrease in fair value of bonds due to increasing bond yields and £151m of net gains transferred to the income statement along with impairment release of £5m, which was partially offset by a tax credit of £147m.
Cash flow hedging reserve
The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.
As at 30 June 2021, there was a credit balance of £358m (December 2020: £1,181m credit) in the cash flow hedging reserve. The decrease of £823m principally reflects a £931m decrease in the fair value of interest rate swaps held for hedging purpose as major interest rate forward curves increased and £143m of gains transferred to the income statement. This is partially offset by a tax credit of £256m.
Own credit reserve
The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.
As at 30 June 2021, there was a debit balance of £1,001m (December 2020: £954m debit) in the own credit reserve. The movement of £47m principally reflects a £266m loss from the tightening of EF spreads. This is partially offset by other activity of £100m and a tax credit of £115m.
Other reserves
As at 30 June 2021, there was a debit balance of £24m (December 2020: £24m debit) in other reserves relating to redeemed ordinary and preference shares issued by Barclays Bank Group.